UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               11/08/2007
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        101

Form 13F Information Table Value Total:     213,020
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      201     3740 SH       SOLE                     3740
AIR PRODUCTS & CHEMICAL INC    COM              009158106     2799    28630 SH       SOLE                    17185             11445
AIRGAS INC                     COM              009363102     2528    48965 SH       SOLE                    20000             28965
ALLGEHENY TECHNOLOGIES INC     COM              01741R102     3455    31420 SH       SOLE                    18115             13305
ALLIANCEBERNSTEIN HOLDING L P  COM              01881g106     2111    23965 SH       SOLE                    13950             10015
AMAZON.COM INC                 COM              023135106      702     7540 SH       SOLE                     4580              2960
ANADARKO PETROLEUM CORP        COM              032511107      329     6120 SH       SOLE                     6120
ANADIGICS INC COM              COM              032515108     2237   123706 SH       SOLE                    50471             73235
APPLE INC                      COM              037833100     4420    28803 SH       SOLE                    17098             11705
ASTEC INDUSTRIES INC           COM              046224101     1331    23175 SH       SOLE                     9480             13695
AT + T                         COM              00206R102     4077    96356 SH       SOLE                    55931             40425
BANK OF NEW YORK MELLON CORPOR COM              064058100     1685    38165 SH       SOLE                    21490             16675
BARE ESCENTUALS INC            COM              067511105     1497    60205 SH       SOLE                    24265             35940
BE AEROSPACE INC               COM              073302101     2128    51235 SH       SOLE                    23415             27820
BIG LOTS INC                   COM              089302103     1296    43430 SH       SOLE                    17750             25680
BOEING CO                      COM              097023105     3332    31735 SH       SOLE                    18540             13195
BOSTON BEER                    COM              100557107     2412    49565 SH       SOLE                    20255             29310
BRISTOL MYERS SQUIBB CO        COM              110122108     1773    61510 SH       SOLE                    34950             26560
CAMERON INTERNATIONAL CORPORAT COM              13342B105      978    10595 SH       SOLE                     6430              4165
CAPELLA EDUCATION COMPANY      COM              139594105     2447    43760 SH       SOLE                    17865             25895
CBIZ INC                       COM              124805102     1010   127025 SH       SOLE                    51885             75140
CELGENE CORP                   COM              151020104      804    11280 SH       SOLE                     6860              4420
CHEMED CORP                    COM              16359r103     2179    35060 SH       SOLE                    14340             20720
CHEVRONTEXACO CORP             COM              166764100     2631    28112 SH       SOLE                    16492             11620
CHUBB CORP                     COM              171232101     1691    31529 SH       SOLE                    17574             13955
CISCO SYSTEMS INC              COM              17275R102     3125    94324 SH       SOLE                    53454             40870
COACH INC                      COM              189754104      692    14630 SH       SOLE                     8895              5735
COGNIZANT TECHNOLOGY SOLUTIONS COM              192446102     1770    22185 SH       SOLE                    12410              9775
COLGATE-PALMOLIVE CO           COM              194162103      211     2954 SH       SOLE                     2954
COMMSCOPE INC                  COM              203372107     2627    52295 SH       SOLE                    20640             31655
COMSCORE                       COM              20564W105     1334    49395 SH       SOLE                    20164             29231
CONOCOPHILLIPS                 COM              20825C104     1600    18230 SH       SOLE                     9445              8785
CORE LABORATORIES NV F         COM              N22717107     3322    26075 SH       SOLE                    10615             15460
CORNING INC                    COM              219350105     2893   117365 SH       SOLE                    67515             49850
CORRECTIONS CORP OF AMERICA    COM              22025Y407     2560    97825 SH       SOLE                    55980             41845
COVENTRY HEALTH CARE INC COM   COM              222862104      775    12462 SH       SOLE                     7792              4670
CROCS INC                      COM              227046109     2304    34265 SH       SOLE                    15140             19125
CVS/CAREMARK CORPORATION       COM              126650100     2961    74725 SH       SOLE                    43480             31245
DISNEY WALT CO                 COM              254687106     2725    79250 SH       SOLE                    44925             34325
DOLLAR FINANCIAL CORP          COM              256664103     1944    68125 SH       SOLE                    27855             40270
EMERGENCY MED SVCS CORP-A      COM              29100P102     1965    64955 SH       SOLE                    26570             38385
EXPRESS SCRIPTS INC            COM              302182100     3485    62430 SH       SOLE                    35870             26560
EXXON MOBIL CORP               COM              30231G102     3926    42414 SH       SOLE                    32759              9655
FLIR SYSTEMS INC               COM              302445101     2197    39660 SH       SOLE                    16205             23455
FMC TECHNOLOGIES INC           COM              30249u101     2638    45750 SH       SOLE                    18685             27065
FPL GROUP INC                  COM              302571104     2400    39414 SH       SOLE                    21744             17670
FRANKLIN RESOURCES INC         COM              354613101      293     2295 SH       SOLE                     1395               900
GENESIS LEASE LTD - ADS        COM              37183t107     2203    88550 SH       SOLE                    36205             52345
GENZYME CORP COM GEN DIV       COM              372917104      453     7305 SH       SOLE                     3965              3340
GFI GROUP INC COM              COM              361652209     3081    35775 SH       SOLE                    14605             21170
GILEAD SCIENCES INC            COM              375558103     3185    77935 SH       SOLE                    44315             33620
GOODRICH CORP                  COM              382388106      239     3500 SH       SOLE                     3000               500
GOOGLE INC CL A                COM              38259P508     2686     4735 SH       SOLE                     2740              1995
GRAFTECH INTERNATIONAL LTD     COM              384313102      906    50805 SH       SOLE                    20755             30050
GRANT PRIDECO INC              COM              38821g101     2786    51105 SH       SOLE                    29205             21900
HAYNES INTERNATIONAL           COM              420877201     2149    25175 SH       SOLE                    10265             14910
HEWLETT PACKARD CO             COM              428236103     4186    84077 SH       SOLE                    48952             35125
HOLOGIC INC                    COM              436440101     2258    37020 SH       SOLE                    15030             21990
INTUITIVE SURGICAL INC         COM              46120E602     2460    10695 SH       SOLE                     4360              6335
J CREW GROUP INC               COM              46612H402     1586    38205 SH       SOLE                    15595             22610
JACOBS ENGINEERING GROUP INC   COM              469814107     4570    60465 SH       SOLE                    29860             30605
JOHNSON CONTROLS INC           COM              478366107      260     2200 SH       SOLE                     2200
JPMORGAN CHASE & CO            COM              46625H100     2962    64646 SH       SOLE                    36571             28075
KROGER CO                      COM              501044101     2191    76810 SH       SOLE                    45530             31280
LOCKHEED MARTIN CORP           COM              539830109     1956    18025 SH       SOLE                    10255              7770
LONGS DRUG STORES CORP         COM              543162101     2016    40590 SH       SOLE                    16590             24000
MANITOWOC INC COM              COM              563571108     1903    42980 SH       SOLE                     9745             33235
MASTERCARD INC                 COM              57636Q104     3741    25285 SH       SOLE                    14520             10765
MCDONALDS CORP                 COM              580135101     2222    40795 SH       SOLE                    25255             15540
MEDTRONIC INC                  COM              585055106      469     8320 SH       SOLE                     8320
MELLANOX TECHNOLOGIES LTD      COM              M51363113     1867    95580 SH       SOLE                    38975             56605
MEMC ELECTRONIC MATERIALS INC  COM              552715104     2703    45920 SH       SOLE                    26285             19635
MIDDLEBY CORP                  COM              596278101     1960    30375 SH       SOLE                    12585             17790
NATIONAL OIL WELL VARCO        COM              637071101     5311    36755 SH       SOLE                    20845             15910
NORDSTROM INC                  COM              655664100     1203    25665 SH       SOLE                    14100             11565
NOVATEL WIRELESS               COM              66987M604     1690    74595 SH       SOLE                    30445             44150
NVIDIA CORP                    COM              67066G104      600    16545 SH       SOLE                    10000              6545
OBAGI MEDICAL PRODUCTS INC     COM              67423r108      880    47630 SH       SOLE                    19445             28185
OMNICELL INC                   COM              68213N109     2395    83930 SH       SOLE                    34270             49660
ORACLE CORP                    COM              68389X105     3003   138725 SH       SOLE                    78430             60295
PEPSICO INC                    COM              713448108     2896    39527 SH       SOLE                    22462             17065
PHILLIPS VAN HEUSEN CORP COM   COM              718592108     2340    44585 SH       SOLE                    18155             26430
PRECISION CASTPARTS CORP       COM              740189105      941     6360 SH       SOLE                     3870              2490
PRICELINE.COM INC              COM              741503403     3490    39320 SH       SOLE                    17005             22315
RAYTHEON CO                    COM              755111507     2618    41020 SH       SOLE                    23910             17110
RIVERBED TECHNOLOGY INC        COM              768573107      794    19650 SH       SOLE                     8035             11615
ROGERS COMM INC CL B           COM              775109200     3129    68729 SH       SOLE                    37615             31114
RONALD S. LAURA ENTERPRISES    COM              518585104        0    30500 SH       SOLE                    30500
SCHERING PLOUGH CORP           COM              806605101     3818   120705 SH       SOLE                    69805             50900
SHIRE PLC ADR                  COM              82481R106      614     8305 SH       SOLE                     5055              3250
SUNPOWER CORP-CLASS A          COM              867652109     2748    33175 SH       SOLE                    13315             19860
TEREX CORP                     COM              880779103     1543    17330 SH       SOLE                    12895              4435
THE GEO GROUP INC              COM              36159R103     2265    76500 SH       SOLE                    31230             45270
THERMO FISHER SCIENTIFIC       COM              883556102     3731    64635 SH       SOLE                    36375             28260
TRIUMPH GROUP                  COM              896818101      309     3785 SH       SOLE                                       3785
UNITEDHEALTH GROUP INC         COM              91324P102     1772    36585 SH       SOLE                    21315             15270
VCA ANTECH INC                 COM              918194101     2213    53005 SH       SOLE                    21795             31210
VOCUS INC                      COM              92858j108     1174    40135 SH       SOLE                    16410             23725
W H ENERGY SVCS INC COM        COM              92925E108     1889    25620 SH       SOLE                    10540             15080
WALGREEN CO                    COM              931422109     3351    70940 SH       SOLE                    40570             30370
WELLCARE HEALTH PLANS          COM              94946t106     1509    14310 SH       SOLE                     5850              8460